UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.0%
AUSTRALIA 5.1%
ENERGY—INTEGRATED OIL & GAS 1.3%
Origin Energy Ltd.	78,000	$1,123,005

INDUSTRIALS 3.8%
AIRPORT SERVICES 0.9%
Macquarie Airports	314,000	786,711

HIGHWAYS & RAILTRACKS 2.2%
Macquarie Infrastructure Group	419,000	545,222
Transurban Group	363,500	1,314,786
		1,860,008
RAILROADS 0.7%
Asciano Group(a)	439,000	640,958
TOTAL INDUSTRIALS		3,287,677
TOTAL AUSTRALIA		4,410,682

BRAZIL 4.0%
INDUSTRIALS 3.3%
HIGHWAYS & RAILTRACKS 1.6%
Cia de Concessoes Rodoviarias	77,357	1,323,487

MARINE PORTS & SERVICES 0.9%
Santos Brasil Participacoes SA	101,778	803,722

RAILROADS 0.8%
All America Latina Logistica	87,900	677,757
TOTAL INDUSTRIALS		2,804,966

UTILITIES 0.7%
ELECTRIC UTILITIES 0.6%
Cia de Transmissao de Energia Eletrica Paulista	6,271	176,102
Cia Energetica de Minas Gerais (ADR)	11,100	168,720
CPFL Energia SA	12,000	216,347
		561,169

	Number
	of Shares	Value
WATER UTILITIES 0.1%
Cia de Saneamento de Minas Gerais	3,171	$54,288
TOTAL UTILITIES		615,457
TOTAL BRAZIL		3,420,423

CANADA 2.2%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Enbridge	20,200	784,303
TransCanada Corp.	36,300	1,131,398
		1,915,701
FINLAND 0.4%
UTILITIES—ELECTRIC UTILITIES
Fortum Oyj	14,334	367,493

FRANCE 14.3%
CONSUMER DISCRETIONARY—CABLE & SATELITE 1.7%
Eutelsat Communications(a)	46,000	1,398,113

INDUSTRIALS 7.2%
AIRPORT SERVICES 1.3%
Aeroports De Paris	12,300	1,106,770

CONSTRUCTION & ENGINEERING 5.3%
Vinci SA	81,400	4,605,048

HIGHWAYS & RAILTRACKS 0.6%
Groupe Eurotunnel SA	47,800	489,007
TOTAL INDUSTRIALS		6,200,825

UTILITIES 5.4%
ELECTRIC UTILITIES 1.0%
Electricite de France	14,289	847,683

MULTI UTILITIES 4.4%
GDF Suez	69,189	3,072,360

	Number of Shares	Value
Suez Environnement SA	32,500	$742,394
		3,814,754
TOTAL UTILITIES		4,662,437
TOTAL FRANCE		12,261,375

GERMANY 7.8%
INDUSTRIALS 1.7%
AIRPORT SERVICES 0.9%
Fraport AG	14,200	755,337

MARINE PORTS & SERVICES 0.8%
Hamburger Hafen und Logistik AG	15,000	675,847
TOTAL INDUSTRIALS		1,431,184

UTILITIES 6.1%
ELECTRIC UTILITIES 3.7%
E.ON AG	74,600	3,163,626

MULTI UTILITIES 2.4%
RWE AG	22,667	2,105,283
TOTAL UTILITIES		5,268,909
TOTAL GERMANY		6,700,093

HONG KONG 6.3%
INDUSTRIALS 2.7%
CONGLOMERATES 0.5%
Beijing Enterprises Holdings Ltd.	83,500	440,123

HIGHWAYS & RAILTRACKS 1.4%
Anhui Expressway Co.	697,000	412,801
Sichuan Expressway Co. Ltd.	1,886,000	747,095
		1,159,896
MARINE PORTS & SERVICES 0.8%
Dalian Port PDA Co Ltd.	1,736,000	714,555
TOTAL INDUSTRIALS		2,314,574
TELECOMMUNICATION SERVICES—WIRELESS 0.4%
China Mobile Ltd. (ADR)	6,600	324,126

	Number of Shares	Value
UTILITIES 3.2%
ELECTRIC UTILITIES 0.8%
Cheung Kong Infrastructure Holdings Ltd.	100,000	$358,707
CLP Holdings Ltd.	58,000	395,146
		753,853
GAS UTILITIES 1.4%
Hong Kong and China Gas Co., Ltd.	178,100	449,958
Xinao Gas Holdings Ltd.	375,000	745,157
		1,195,115
WATER UTILITIES 1.0%
Beijing Enterprises Water Group Ltd.(a)	2,990,000	613,428
China Water Affairs Group Ltd.	786,000	237,320
		850,748
TOTAL UTILITIES		2,799,716
TOTAL HONG KONG		5,438,416

ITALY 8.2%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 5.8%
Atlantia S.p.A.	203,900	4,944,104

UTILITIES 2.4%
ELECTRIC UTILITIES 0.9%
Enel S.p.A.	130,696	829,564

GAS UTILITIES 1.5%
Snam Rete Gas S.p.A.	259,663	1,263,425
TOTAL UTILITIES		2,092,989
TOTAL ITALY		7,037,093

JAPAN 11.9%
INDUSTRIALS—RAILROADS 8.7%
Central Japan Railway Co.	298	2,141,258

	Number of Shares	Value
East Japan Railway Co.	74,700	$5,375,837
		7,517,095
UTILITIES 3.2%
ELECTRIC UTILITIES 1.9%
Kansai Electric Power Co. (The)	26,900	650,287
Tokyo Electric Power Co. (The)	38,300	1,004,807
		1,655,094
GAS UTILITIES 1.3%
Osaka Gas Co.	123,000	431,627
Tokyo Gas Co.	160,000	664,847
		1,096,474
TOTAL UTILITIES		2,751,568
TOTAL JAPAN		10,268,663

KOREA 1.1%
UTILITIES—ELECTRIC UTILITIES
Korea Electric Power Corp. (ADR)(a)	60,500	922,020

LUXEMBOURG 3.5%
CONSUMER DISCRETIONARY—CABLE & SATELITE
SES SA	132,500	3,005,353

NETHERLANDS 0.9%
INDUSTRIALS—MARINE PORTS & SERVICES
Koninklijke Vopak NV(a)	11,600	753,004

SPAIN 4.1%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 3.6%
Abertis Infraestructuras S.A.	61,500	1,395,837
Cintra Concesiones de Infraestructuras de Transporte SA	145,000	1,687,937
		3,083,774
UTILITIES—ELECTRIC UTILITIES 0.5%
Red Electrica de Espana	9,000	460,560
TOTAL SPAIN		3,544,334

	Number of Shares	Value
UNITED KINGDOM 3.3%
INDUSTRIAL—MARINE PORT & SERVICES 0.4%
Forth Ports PLC	19,031	$367,406

TELECOMMUNICATION SERVICES—ALTERNATIVE CARRIERS 1.7%
Inmarsat PLC	162,500	1,432,243

UTILITIES 1.2%
ELECTRIC UTILITIES 0.5%
Scottish and Southern Energy PLC	25,067	469,914

MULTI UTILITIES 0.7%
National Grid PLC	62,000	598,476
TOTAL UTILITIES		1,068,390
TOTAL UNITED KINGDOM		2,868,039

UNITED STATES 25.9%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION 1.6%
Energy Transfer Partners LP	4,000	170,200
Enterprise Products Partners LP	6,000	169,920
MarkWest Energy Partners LP	7,900	186,677
Williams Cos. (The)	45,928	820,733
		1,347,530
TELECOMMUNICATION SERVICES—WIRELESS 9.3%
American Tower Corp.(a)	123,124	4,481,714
Crown Castle International Corp.(a)	79,800	2,502,528
SBA Communications Corp.(a)	38,100	1,029,843
		8,014,085
UTILITIES 15.0%
ELECTRIC UTILITIES 8.8%
Allegheny Energy	9,000	238,680
American Electric Power Co.	18,921	586,362
Cleco Corp.	11,500	288,420

	Number of Shares	Value
DPL	10,000	$261,000
Entergy Corp.	16,304	1,302,037
Exelon Corp.	12,044	597,623
FirstEnergy Corp.	13,400	612,648
FPL Group	13,765	760,241
ITC Holdings Corp.	11,710	532,220
Northeast Utilities	16,008	380,030
NV Energy	49,183	570,031
PPL Corp.	10,572	320,754
Southern Co.	35,853	1,135,465
		7,585,511
GAS UTILITIES 1.0%
EQT Corp.	15,234	648,968
Questar Corp.	5,263	197,678
		846,646
MULTI UTILITIES 4.5%
Alliant Energy Corp.	15,300	426,105
CenterPoint Energy	29,000	360,470
CMS Energy Corp.	30,000	402,000
PG&E Corp.	26,355	1,067,114
Public Service Enterprise Group	26,330	827,815
Sempra Energy	9,600	478,176
Wisconsin Energy Corp.	8,128	367,142
		3,928,822
WATER UTILITIES 0.7%
American Water Works Co.	29,000	578,260
TOTAL UTILITIES		12,939,239
TOTAL UNITED STATES		22,300,854
TOTAL COMMON STOCK (Identified cost—$80,604,075)		85,213,543

SHORT-TERM INVESTMENTS 1.6%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00%(b)	700,000	700,000

		Number of Shares	Value
Federated U.S. Treasury Cash Reserves Fund, 0.001%(b)		700,000	$700,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,400,000)			1,400,000

TOTAL INVESTMENTS (Identified cost—$82,004,075)	100.6%		86,613,543

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)%		(496,620)

NET ASSETS	100.0%		$86,116,923

Glossary of Portfolio Abbreviation

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

NOTES TO FINANCIAL STATEMENTS (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$85,213,543	$85,213,543	—	—
Money Market Funds	1,400,000	—	1,400,000	—
Total Investments	$86,613,543	$85,213,543	$1,400,000	—

Note 2. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$7,274,489
Gross unrealized depreciation	(2,665,021)
Net unrealized appreciation	$4,609,468

Cost for federal income tax purposes	$82,004,075

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009